Personnel - Additional Information (Detail) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and average number of employees [line items]
Number of employees	33,500	33,200	33,200
Average during the year	33,100	33,400	32,800
United Kingdom [member]
Disclosure of number and average number of employees [line items]
Number of employees	5,400	5,400	5,400
Average during the year	5,400	5,400	5,300